UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ]  is a restatement.
 					    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Gradison McDonald Financial Group
		 (Division of McDonald Investments Inc.)
Address:    800 Superior Avenue
            Cleveland, OH  44114

13F File Number:  28-5156

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Diane L. Wozniak
Title:  Assistant Vice President
Phone:  216-813-4794

Signature, Place, and Date of Signing:

/s/	Diane L. Wozniak		Brooklyn, Ohio	  	May 14, 2003

Report Type (Check only one.):

[    ]	 	13F HOLDINGS REPORT.

[ X  ]		13F NOTICE.

[    ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

McDonald Investments Inc.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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Gradison McDonald Financial Group
(a division of McDonald Investments, Inc.)

NOTIFICATION

	CIK number 0000899313, Victory Gradison Capital Management, which changed
	it's name effective January 1, 2003 to Gradison McDonald Financial Group,
	will no longer be used to file the SEC 13F filings.   Please refer to
	CIK number 0001089877, KeyBank National Association for all future filings.
	In addition, Gradison McDonald Financial Group will be consolidated with the
	holdings of McDonald Investments, Inc. McDonald Investments, Inc. will be
	listed as a separate Investment Manager (Investment Manager 03) under the
	KeyBank National Association 13F filing.


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